Going Concern and Management's Liquidity Plans (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,993,018)	$ (1,400,957)	$ (2,506,775)	$ (1,425,114)	$ (3,393,975)	$ (3,931,889)	$ (5,678,418)	$ (7,912,512)
Accumulated deficit	$ (84,570,065)				(84,570,065)		(81,222,499)	(75,544,081)
Net cash used in operating activities					(3,419,542)	(3,260,371)	(4,345,933)	(8,075,299)
Proceeds from convertible debt obligations					786,000	2,026,730	3,507,530	1,280,000
Proceeds from the sale of common stock					3,009,750	575,400	1,323,695	40,500
Repayments of loan payables					80,235	51,961	199,910	104,645
Repayments of debt obligations					$ 95,500			$ 162,500